Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenues
Total revenues	$ 798,175	$ 778,900		$ 765,048
Operating expenses
Cost of service, exclusive of depreciation, amortization and accretion shown separately	202,341	214,682		212,695
Cost of equipment sales	233,781	197,685		197,861
Sales and marketing	100,623	103,348		104,468
General and administrative	126,610	121,410		102,260
Depreciation, amortization and accretion	111,889	106,909		105,456
Loss on disposal and abandonment of assets	1,346	682		609
Total operating expenses	776,590	744,716		723,349
Operating income	21,585	34,184		41,699
Other (expenses) income
Interest expense	(45,913)	(59,754)		(69,055)
Change in fair value of warrant liability	6,361	9,053
Debt modification and extinguishment costs	(4,192)	(6,689)		(3,802)
Other, net	(4,682)	1,329		(1,765)
Total other expenses, net	(48,426)	(56,061)		(74,622)
Loss from continuing operations before income taxes	(26,841)	(21,877)		(32,923)
Income tax expense	(4,889)	(8,181)		(7,642)
Loss from continuing operations	(31,730)	(30,058)		(40,565)
Gain from discontinued operations, net of tax				50,303
Net (loss) income	(31,730)	(30,058)		9,738
Less: Net loss (income) attributable to noncontrolling interests and prior controlling interest	11,525	14,721		(9,738)
Net loss attributable to Trilogy International Partners Inc.	(20,205)	(15,337)
Comprehensive (loss) income
Net (loss) income	(31,730)	(30,058)		9,738
Other comprehensive (loss) income:
Foreign currency translation adjustments	(6,335)	3,198		1,816
Net (loss) gain on derivatives and short-term investments	(3)	106		710
Other comprehensive (loss) income	(6,338)	3,304		2,526
Comprehensive (loss) income	(38,068)	(26,754)		12,264
Comprehensive loss (income) attributable to noncontrolling interests and prior controlling interest	14,957	9,928		(12,264)
Comprehensive loss attributable to Trilogy International Partners Inc.	$ (23,111)	$ (16,826)
Net loss attributable to Trilogy International Partners Inc. per share:
Basic (see Note 13 - Earnings per Share)	$ (0.38)	$ (0.34)	[1]
Diluted (see Note 13 - Earnings per Share)	$ (0.39)	$ (0.41)	[1]
Weighted average common shares:
Basic	53,678,914	44,692,369
Diluted	82,193,501	81,750,658
Wireless Service
Revenues
Total revenues	$ 500,327	$ 526,199		524,740
Wireline Service
Revenues
Total revenues	61,804	57,131		43,397
Equipment Sales
Revenues
Total revenues	221,610	178,836		178,772
Non-subscriber ILD and other Revenues
Revenues
Total revenues	$ 14,434	$ 16,734		$ 18,139

[1]	For the period from February 7, 2017 through December 31, 2017